Commitments and Contingency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingency (Textual)
Rent expense from continuing operations	$ 206,006	$ 301,021	$ 244,860
Lease commitment	$ 46,340
Contract maturity date	Dec. 16, 2020